Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 –INTANGIBLE ASSETS

As of September 30, 2022 and December 31, 2021, intangible assets consisted of the following:

	Useful life	September 30, 2022	December 31, 2021

Other intangible assets	3 - 5 years	843,104	843,703
Less: accumulated amortization		(831,245)	(812,199)
		$11,859	$31,504

Annual amortization of intangible assets attributable to future periods is as follows:

Year ending September 30:	Amount
2022	11,859
2023	-
$11,859

For the three months ended September 30, 2022 and 2021, amortization of intangible assets amounted to $4,475 and $24,537, respectively.

For the nine months ended September 30, 2022 and 2021, amortization of intangible assets amounted to $19,599 and $73,612, respectively.

NOTE 5 –  INTANGIBLE ASSETS

At December 31, 2021 and 2020, intangible assets consisted of the following :

	Useful life	December 31, 2021	December 31, 2020

Apps and virtual technology	3 - 5 years	$843,703	$844,246
Goodwill	infinite	-	27,323
Less: accumulated amortization		(812,199)	(714,832)

		$31,504	$156,737

Amortization of intangible assets attributable to the next two years is as follows:

Year ending December 31:	Amount
2022	$24,043
2023	7,461
$31,504

Amortization expense for the years ended December 31, 2021 and 2020 amounted to $98,149 and $202,992, respectively. Impairment loss for the years ended December 31, 2021 and 2020 amounted to $27,323 and $750,000 respectively.